Commitments and Contingencies - Schedule of Maturity of Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Maturity of leases
2024	$ 64
2025	258	$ 193
2026	265	239
2027	269	160
2028	167	163
Thereafter	200
Total undiscounted lease payments	1,223	1,122
Less effects of discounting	(208)	(223)
Less current lease liability	(183)	$ (126)	$ (50)	$ (48)	$ (70)	$ (92)
Total operating lease liability, net of current portion	$ 832